Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Property And Equipment Tables
Property, Plant and Equipment
	December 31,	September 30,
	2014	2014
Equipment, software and tooling	$2,751,312	$2,571,450
Automobiles	33,466	33,466
Leasehold improvements	1,316,120	1,294,386
Furniture and fixtures	266,909	253,466
Total property and equipment before accumulated depreciation	4,367,807	4,152,768
Accumulated depreciation	(2,486,779)	(2,292,521)
Property and equipment, net of accumulated depreciation	$1,881,028	$1,860,247

	2014	2013
Equipment, software and tooling	$2,571,450	$2,002,576
Automobiles	33,466	33,466
Leasehold improvements	1,294,386	127,162
Furniture and fixtures	253,466	247,218
Total property and equipment before accumulated depreciation	4,152,768	2,410,423
Accumulated depreciation	(2,292,521)	(2,092,221)
Property and equipment, net of accumulated depreciation	$1,860,247	$318,201